Additional information-condensed financial statements of Weibo Corporation (Details 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Apr. 16, 2014
Balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,400,000,000	600,000,000
Ordinary shares, shares issued	203,658,000	150,392,000
Ordinary shares, shares outstanding	203,658,000	150,392,000
Convertible preferred shares
Balance sheets
Convertible preferred shares, par value (in dollars per share)		$ 0.00025
Convertible preferred shares, shares authorized		100,000,000
Convertible preferred shares, shares issued		30,046,000
Convertible preferred shares, shares outstanding		30,046,000	30,046,154
Convertible preferred shares, redemption value (in dollars per share)		$ 16.79
Class A ordinary shares
Balance sheets
Ordinary shares, shares authorized	1,800,000,000
Ordinary shares, shares issued	87,649,000
Ordinary shares, shares outstanding	87,649,000
Class B ordinary shares
Balance sheets
Ordinary shares, shares authorized	200,000,000
Ordinary shares, shares issued	116,009,000
Ordinary shares, shares outstanding	116,009,000
Ordinary shares to be designated
Balance sheets
Ordinary shares, shares authorized	400,000,000
Weibo Corporation
Balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,400,000,000	600,000,000
Ordinary shares, shares issued	203,658,000	150,392,000
Ordinary shares, shares outstanding	203,658,000	150,392,000
Weibo Corporation | Convertible preferred shares
Balance sheets
Convertible preferred shares, par value (in dollars per share)		$ 0.00025
Convertible preferred shares, shares authorized	0	100,000,000
Convertible preferred shares, shares issued	0	30,046,000
Convertible preferred shares, shares outstanding	0	30,046,000
Convertible preferred shares, redemption value (in dollars per share)	$ 0	$ 16.79
Weibo Corporation | Class A ordinary shares
Balance sheets
Ordinary shares, shares authorized	1,800,000,000
Ordinary shares, shares issued	87,649,000
Ordinary shares, shares outstanding	87,649,000
Weibo Corporation | Class B ordinary shares
Balance sheets
Ordinary shares, shares authorized	200,000,000
Ordinary shares, shares issued	116,009,000
Ordinary shares, shares outstanding	116,009,000
Weibo Corporation | Ordinary shares to be designated
Balance sheets
Ordinary shares, shares authorized	400,000,000